Note 10 Indemnifications	3 Months Ended
Mar. 31, 2012
Note 10 Indemnifications:
Guarantees, Indemnifications and Warranties Policies

10.          Indemnifications

                In the normal course of business, the Fund enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of any future obligation under these indemnifications to be remote.